UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6839

Date of fiscal year end: October 31, 2020

Date of reporting period:  January 31, 2020

Item 1. Schedule of Investments.

Rareview Longevity Income Generation Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2020

	Shares		Value
CLOSED-END FUNDS - 72.62%
Aberdeen Asia-Pacific Income Fund, Inc.	208,571		$892,684
Aberdeen Global Premier Properties Fund	73,192		481,603
Aberdeen Total Dynamic Dividend Fund	71,810		629,056
AllianzGI Equity & Convertible Income Fund	2,200		50,908
BlackRock Debt Strategies Fund, Inc.	79,442		902,461
BlackRock Enhanced Equity Dividend Trust	37,008		347,875
BlackRock Floating Rate Income Strategies Fund, Inc.	26,084		351,352
BlackRock Floating Rate Income Trust	11,533		151,198
BlackRock Income Trust, Inc.	32,787		199,673
BlackRock MuniVest Fund, Inc.	51,685		484,805
BlackRock MuniYield Quality Fund, Inc.	20,805		322,061
BlackRock MuniYield Quality Fund III, Inc.	47,546		668,021
CBRE Clarion Global Real Estate Income Fund	40,763		329,773
DoubleLine Opportunistic Credit Fund	18,657		389,185
Eaton Vance Floating-Rate Income Trust	9,774		136,640
Eaton Vance Municipal Income Trust	27,938		367,944
First Trust Senior Floating Rate Income Fund II	11,582		145,817
The Gabelli Dividend & Income Trust	33,551		720,340
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	84,262		581,408
Nuveen AMT-Free Quality Municipal Income Fund	69,757		1,028,218
Nuveen Enhanced Municipal Value Fund	29,070		444,771
Nuveen Quality Municipal Income Fund	48,856		733,817
PGIM Global High Yield Fund, Inc.	30,811		462,165
PGIM High Yield Bond Fund, Inc.	29,802		455,077
Pioneer Municipal High Income Advantage Trust	31,121		348,866
Tekla Healthcare Investors Fund	13,218		265,285
Voya Global Equity Dividend and Premium Opportunity Fund	100,232		619,434
Western Asset Emerging Markets Debt Fund, Inc.	37,601		545,215
Western Asset High Income Opportunity Fund, Inc.	110,352		560,588
Total Closed-End Funds
(Cost $13,018,062)			13,616,240

COMMON STOCKS - 4.49%
Cherry Hill Mortgage Investment Corp. REIT	12,380		190,157
Ellington Residential Mortgage REIT	25,967		279,405
Two Harbors Investment Corp. REIT	24,443		373,000
Total Common Stocks
(Cost $837,956)			842,562

EXCHANGE TRADED FUNDS - 2.48%
iShares Mortgage Real Estate ETF	10,092		465,342
Total Exchange Traded Funds
(Cost $446,798)			465,342

PURCHASED OPTIONS - 0.57% (a)	Contracts	Notional Amount
Purchased Call Options - 0.55%
Eurodollar 90 Day Futures (b)
Expiration: June 2020, Exercise Price: $98.75	384	$945,600	48,000
Expiration: September 2020, Exercise Price: $99.13	482	1,188,371	54,225
			102,225
Purchased Put Options - 0.02%
10-Year U.S. Treasury Note Futures
Expiration: March 2020, Exercise Price: $129.75	50	6,631,250	3,990
			3,990
Total Purchased Options
(Cost $63,136)			106,215

SHORT-TERM INVESTMENTS - 18.62%	Shares
Money Market Funds - 18.62% (c)(d)
Fidelity Investments Money Market Government Portfolio, Class I, 1.45%	3,492,354		3,492,354
Total Short-Term Investments
(Cost $3,492,354)			3,492,354
Total Investments
(Cost $17,858,306) - 98.78%			18,522,713
Other Assets in Excess of Liabilities- 1.22%			228,919
Total Net Assets - 100.00%			$18,751,632

ETF	- Exchange Traded Fund
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Held in connection with a written option, see Schedule of Written Options for more details.
(c)	The rate quoted is the annualized seven-day effective yield as of January 31, 2020.
(d)	A portion of this security has been committed as collateral for open written contracts. The total value of assets committed as collateral as of January 31, 2020 is $144,148.

Investment Valuation –

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks and real estate investment trusts (“REITs”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked prices will be used. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset values (“NAV”).

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask prices across the exchanges where the options are principally traded. If the composite mean price is not available, last sale or settlement price may be used. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a futures contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which established an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of January 31, 2020:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds	$13,616,240	$-	$-	$13,616,240
Common Stocks	842,562	-	-	842,562
Exchange Traded Funds	465,342	-	-	465,342
Purchased Options	-	106,215	-	106,215
Short-Term Investments	3,492,354	-	-	3,492,354
Total	$18,416,498	$106,215	$-	$18,522,713

Liabilities
Written Call Options	$-	$(31,200)	$-	$(31,200)
Total	$-	$(31,200)	$-	$(31,200)

The Fund did not have any Level 3 investments during the period. For the period ended January 31, 2020, there were no transfers into or out of Level 3 securities.

Rareview Longevity Income Generation Fund
SCHEDULE OF WRITTEN OPTIONS (UNAUDITED)
January 31, 2020

WRITTEN OPTIONS	Contracts	Notional Amount	Value
Written Call Options
Eurodollar 90 Day Futures
Expiration: June 2020, Exercise Price: $99.00	(384)	$(945,600)	$(21,600)
Expiration: September 2020, Exercise Price: $99.50	(384)	(946,752)	(9,600)
Total Written Options
(Premiums received $16,725)			$(31,200)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Series Portfolio Trust

By (Signature and Title       /s/ Ryan Roell
                                                Ryan Roell, President

Date  2/19/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Ryan Roell
                                                    Ryen Roell, President

Date  2/19/2020

By (Signature and Title)*     /s/ Cullen Small
                                                    Cullen Small, Principal Accounting Officer

Date   2/19/2020

* Print the name and title of each signing officer under his or her signature.